Cost of Sales (Schedule of Cost of Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Direct mining costs	$ 198,141	$ 94,609
Salaries and benefits	34,773	16,586
Workers' Participation	7,647	7,459
Depletion and depreciation	121,077	43,778
Royalties	25,703	6,318
Impairment of inventories	7,035
Impairment (recovery) of inventories		(5)
Cost of sales	394,376	168,745
Depletion and depreciation, right-of-use	$ 6,300	$ 2,500